UNDISCOVERED MANAGERS FUNDS	JPMORGAN TRUST I

JPMorgan Realty Income Fund	JPMorgan International Equity Funds
(R Class Shares)	JPMorgan International Equity Fund
Prospectus dated May 5, 2006	(R Class Shares)
Prospectus dated May 5, 2006
JPMORGAN TRUST I
JPMORGAN TRUST II
JPMorgan Income Funds
JPMorgan Emerging Markets Debt Fund	JPMorgan Equity Funds
(R Class Shares)	JPMorgan Large Cap Value Fund
Prospectus dated May 5, 2006	JPMorgan Small Cap Value Fund
(R Class Shares)
JPMorgan U.S. Equity Funds	Prospectus dated May 5, 2006
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund	JPMorgan Income Funds
JPMorgan Intrepid Value Fund	JPMorgan Core Bond Fund
JPMorgan U.S. Equity Fund	JPMorgan High Yield Bond Fund
JPMorgan Small Cap Equity Fund	(R Class Shares)
(R Class Shares)	Prospectus dated July 1, 2006
Prospectus dated May 5, 2006

Supplement dated August 11, 2006
to the Prospectuses as dated above

Effective immediately the following paragraph replaces the second paragraph in the section entitled “How To Do Business with the Fund(s) — Who can buy shares?”
•	Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
SUP-RSHRS-806

JPMORGAN EQUITY FUNDS

JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Small Cap Value Fund
(Ultra Shares)
(each a series of JPMorgan Trust II)
Prospectus dated November 1, 2005

JPMORGAN INCOME FUNDS

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Ultra Short Duration Bond Fund
(Ultra Shares)
(each a series of JPMorgan Trust II)
Prospectus dated July 1, 2006

Supplement dated August 11, 2006
to the Prospectuses as dated above

Effective immediately the following paragraphs replace the second bullet in the section entitled “How to Do Business with the Fund(s) — Who can buy shares?”

•	Ultra Shares also may be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

•	Accounts may be opened with the Fund’s transfer agent either directly or through a Financial Intermediary. If you have questions about eligibility, please call 1-800-480-4111.

Effective immediately the following paragraph replaces the first bullet under the second paragraph in the section entitled to “How to Do Business with the Fund(s) — How do I open an account?”

•	Ultra Shares of the Fund are subject to a $5,000,000 minimum investment requirement per Fund for all investors except 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMTIIU-806

JPMORGAN SPECIALTY FUNDS

JPMorgan U.S. Real Estate Fund
(Select Class and R Class Shares)
(a series of JPMorgan Trust II)

Supplement dated August 11, 2006
to the Select Class Prospectus dated May 1, 2006 and
to the R Class Prospectus dated May 5, 2006

Effective immediately the following paragraph replaces the second paragraph in the section entitled “How To Do Business with the Fund(s) — Who can buy shares?” of the R Class Prospectus:

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

The following replaces footnote 2 to the Fees and Expenses table on page 6 of the Select Class prospectus:

Reflects a written agreement pursuant to which the Fund’s Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.93% of the average daily net assets through 4/30/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USRE2-806